BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 32.6%
CONSUMER DISCRETIONARY - 5.8%
Automobiles - 5.8%
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	1.048%	4/5/21	18,725,000	$18,690,942	(a)
General Motors Co., Senior Notes	6.250%	10/2/43	3,830,000	5,188,897
General Motors Co., Senior Notes	5.950%	4/1/49	6,915,000	9,395,860
General Motors Financial Co. Inc., Senior Notes (SOFR + 1.200%)	1.271%	11/17/23	11,140,000	11,262,972	(a)

TOTAL CONSUMER DISCRETIONARY				44,538,671

ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Apache Corp., Senior Notes	4.750%	4/15/43	4,955,000	4,714,682
Apache Corp., Senior Notes	4.250%	1/15/44	940,000	867,150
Apache Corp., Senior Notes	5.350%	7/1/49	535,000	528,312
Devon Energy Corp., Senior Notes	5.600%	7/15/41	1,490,000	1,791,869
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	5,730,000	6,243,685
Hess Corp., Senior Notes	5.600%	2/15/41	2,455,000	2,912,190
Hess Corp., Senior Notes	5.800%	4/1/47	1,810,000	2,237,892
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	15,405,000	13,481,532
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	12,715,000	12,040,851
Saudi Arabian Oil Co., Senior Notes	3.250%	11/24/50	2,615,000	2,562,412	(b)

TOTAL ENERGY				47,380,575

FINANCIALS - 13.9%
Banks - 7.7%
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	2,745,000	3,321,880	(a)
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.741%	3/10/23	16,735,000	16,914,927	(a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.550%)	0.610%	9/15/23	15,985,000	16,105,242	(a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	0.857%	3/17/23	15,405,000	15,585,475	(a)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	1.240%	7/26/21	7,315,000	7,350,063	(a)

Total Banks				59,277,587

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 4.0%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	0.663%	2/22/21	12,285,000	$12,288,405	(a)(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	0.963%	2/23/23	18,620,000	18,819,421	(a)

Total Capital Markets				31,107,826

Consumer Finance - 0.9%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	0.825%	11/5/21	7,365,000	7,392,328	(a)

Insurance - 1.3%
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	0.615%	1/13/23	9,870,000	9,944,421	(a)(b)

TOTAL FINANCIALS				107,722,162

INDUSTRIALS - 4.8%
Aerospace & Defense - 1.4%
Boeing Co., Senior Notes	5.805%	5/1/50	3,440,000	4,542,420
Boeing Co., Senior Notes	3.950%	8/1/59	2,780,000	2,814,395
Boeing Co., Senior Notes	5.930%	5/1/60	2,350,000	3,162,555

Total Aerospace & Defense				10,519,370

Airlines - 2.0%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	2,680,000	3,080,773
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	1,585,000	1,557,700
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,300,000	2,668,547	(b)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	6,935,000	8,216,899

Total Airlines				15,523,919

Machinery - 1.4%
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.230%)	0.447%	3/15/21	11,075,000	11,078,700	(a)

TOTAL INDUSTRIALS				37,121,989

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.4%
Jabil Inc., Senior Notes	3.000%	1/15/31	3,335,000	3,490,596

MATERIALS - 1.6%
Metals & Mining - 1.6%
Anglo American Capital PLC, Senior Notes	5.625%	4/1/30	7,310,000	9,237,078	(b)
Steel Dynamics Inc., Senior Notes	3.250%	1/15/31	2,870,000	3,163,313

TOTAL MATERIALS				12,400,391

TOTAL CORPORATE BONDS & NOTES (Cost - $239,800,256)				252,654,384

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Quarterly Report

BrandywineGLOBAL — Global Unconstrained Bond Fund

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.1%
U.S. Government Obligations - 25.1%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.114%)	0.194%	4/30/22	121,475,000		$121,612,463	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.135%	7/31/22	24,465,000		24,476,190	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.135%	10/31/22	37,035,000		37,053,189	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.049%)	0.129%	1/31/23	10,865,000		10,865,223	(a)(c)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $193,889,491)					194,007,065

SOVEREIGN BONDS - 22.3%
Brazil - 3.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	91,610,000	BRL	19,202,449
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	26,055,000	BRL	5,510,306

Total Brazil					24,712,755

Colombia - 4.4%
Colombian TES, Bonds	6.000%	4/28/28	115,080,000,000	COP	34,409,858

Indonesia - 3.9%
Indonesia Treasury Bond	9.000%	3/15/29	274,700,000,000	IDR	22,896,431
Indonesia Treasury Bond	8.750%	2/15/44	89,300,000,000	IDR	7,396,463

Total Indonesia					30,292,894

Mexico - 5.9%
Mexican Bonos, Bonds	8.000%	11/7/47	156,000,000	MXN	8,869,527
Mexican Bonos, Senior Notes	8.500%	5/31/29	92,000,000	MXN	5,482,929
Mexican Bonos, Senior Notes	7.750%	11/23/34	129,900,000	MXN	7,396,994
Mexican Bonos, Senior Notes	8.500%	11/18/38	395,800,000	MXN	23,604,346

Total Mexico					45,353,796

South Africa - 4.9%
Republic of South Africa Government Bond, Senior Notes	7.000%	2/28/31	313,655,000	ZAR	17,753,391
Republic of South Africa Government Bond, Senior Notes	8.250%	3/31/32	333,025,000	ZAR	19,960,126

Total South Africa					37,713,517

TOTAL SOVEREIGN BONDS (Cost - $178,121,054)					172,482,820

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 10.8%
Angel Oak Mortgage Trust, 2019-6 A1	2.620%	11/25/59	5,380,421		5,471,024	(a)(b)
Angel Oak Mortgage Trust I LLC, 2019-2 A1	3.628%	3/25/49	2,831,963		2,905,806	(a)(b)
Benchmark Mortgage Trust, 2020-B16 A5	2.732%	2/15/53	11,560,000		12,639,408

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Quarterly Report	3

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Commercial Mortgage Trust, 2017-COR2 A3	3.510%	9/10/50	11,925,000		$13,510,343
Commercial Mortgage Trust, 2017-PANW D	3.935%	10/10/29	4,900,000		5,085,711	(a)(b)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.106%	5/15/36	5,365,000		5,380,434	(a)(b)
DBRR Trust, 2011-LC2 A4A	4.537%	7/12/44	3,071,015		3,079,897	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K087 A2	3.771%	12/25/28	12,130,000		14,504,718
IM Pastor Fondo de Titulizacion de Activos, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	3,491,103	EUR	3,879,230	(a)(e)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 A3	3.276%	11/15/52	8,755,000		9,720,950
Residential Mortgage Loan Trust, 2019-3 A1	2.633%	9/25/59	7,114,895		7,267,747	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $80,395,471)					83,445,268

ASSET-BACKED SECURITIES - 2.2%
Towd Point Mortgage Trust, 2018-3 A2	3.875%	5/25/58	2,545,000		2,824,967	(a)(b)
Towd Point Mortgage Trust, 2018-5 A1	3.250%	7/25/58	13,153,668		13,953,245	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $16,048,026)					16,778,212

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $708,254,298)					719,367,749

			Shares
SHORT-TERM INVESTMENTS - 4.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $33,546,359)	0.026%		33,546,359		33,546,359

TOTAL INVESTMENTS - 97.3% (Cost - $741,800,657)					752,914,108
Other Assets in Excess of Liabilities - 2.7%					20,715,811

TOTAL NET ASSETS - 100.0%					$773,629,919

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

At January 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	396	3/21	$81,185,804	$81,068,625	$117,179

At January 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	410,200,000	USD	19,031,270	Citibank N.A.	2/3/21	$968,521
USD	3,230,652	MXN	65,600,000	Citibank N.A.	2/3/21	32,245
USD	17,230,431	MXN	344,600,000	HSBC Securities Inc.	2/3/21	429,046
INR	812,000,000	USD	10,880,343	HSBC Securities Inc.	2/9/21	234,802
INR	867,000,000	USD	11,609,845	HSBC Securities Inc.	2/9/21	258,173

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Quarterly Report	5

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	1,146,000,000	USD	15,460,371	HSBC Securities Inc.	2/9/21	$226,767
INR	1,717,000,000	USD	23,244,165	HSBC Securities Inc.	2/9/21	259,165
USD	62,219,178	INR	4,542,000,000	HSBC Securities Inc.	2/9/21	45,547
RUB	3,959,000,000	USD	50,907,501	Citibank N.A.	2/10/21	1,335,655
USD	52,319,281	RUB	3,959,000,000	Citibank N.A.	2/10/21	76,125
USD	16,748,204	ZAR	253,300,000	Citibank N.A.	2/12/21	33,731
USD	19,980,268	ZAR	305,200,000	JPMorgan Chase & Co.	2/12/21	(158,922)
CZK	1,359,000,000	USD	60,806,185	JPMorgan Chase & Co.	2/19/21	2,564,236
USD	63,069,962	CZK	1,359,000,000	JPMorgan Chase & Co.	2/19/21	(300,459)
AUD	31,390,000	USD	22,956,606	HSBC Securities Inc.	2/25/21	1,036,600
USD	24,169,986	AUD	31,390,000	Morgan Stanley & Co. Inc.	2/25/21	176,780
CLP	17,090,000,000	USD	23,182,311	HSBC Securities Inc.	3/5/21	85,966
CLP	23,430,000,000	USD	30,839,904	HSBC Securities Inc.	3/5/21	1,060,373
GBP	29,370,000	USD	39,173,119	Citibank N.A.	3/8/21	1,076,197
GBP	16,730,000	USD	22,651,249	JPMorgan Chase & Co.	3/8/21	275,924
NOK	200,700,000	USD	22,786,065	Citibank N.A.	3/9/21	644,234
USD	23,497,456	NOK	200,700,000	Citibank N.A.	3/9/21	67,158
USD	38,514,217	CHF	34,250,000	Citibank N.A.	3/11/21	18,677
USD	87,265,216	CHF	77,310,000	Goldman Sachs Group Inc.	3/11/21	372,070
EUR	19,510,000	USD	23,765,131	Citibank N.A.	4/12/21	(49,048)
PLN	144,770,000	USD	39,481,292	Citibank N.A.	4/12/21	(582,068)
USD	38,589,698	EUR	31,410,000	Citibank N.A.	4/12/21	408,141
USD	74,006,578	EUR	60,290,000	Citibank N.A.	4/12/21	718,896
BRL	106,600,000	USD	19,388,869	HSBC Securities Inc.	4/14/21	52,133
COP	42,800,000,000	USD	12,183,839	JPMorgan Chase & Co.	4/22/21	(231,832)
COP	50,070,000,000	USD	13,782,757	JPMorgan Chase & Co.	4/22/21	199,416
USD	29,968,270	IDR	425,010,000,000	JPMorgan Chase & Co.	4/26/21	(85,141)
PLN	84,040,000	USD	22,553,203	Citibank N.A.	4/27/21	31,593
PLN	142,540,000	USD	38,329,569	Citibank N.A.	4/27/21	(23,562)
INR	4,542,000,000	USD	61,423,201	HSBC Securities Inc.	5/10/21	(96,254)
RUB	3,959,000,000	USD	51,795,643	Citibank N.A.	5/12/21	(100,319)
MXN	65,600,000	USD	3,194,701	Citibank N.A.	5/13/21	(30,071)
USD	116,397,974	JPY	12,043,000,000	Citibank N.A.	5/24/21	1,277,748

Total						$12,308,243

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CHF	— Swiss Franc

CLP	— Chilean Peso

COP	— Colombian Peso

CZK	— Czech Koruna

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

PLN	— Polish Zloty

RUB	— Russian Ruble

USD	— United States Dollar

ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Unconstrained Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

8

Notes to Schedule of Investments (unaudited) (continued)

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$252,654,384	—	$252,654,384
U.S. Government & Agency Obligations	—	194,007,065	—	194,007,065
Sovereign Bonds	—	172,482,820	—	172,482,820
Collateralized Mortgage Obligations	—	83,445,268	—	83,445,268
Asset-Backed Securities	—	16,778,212	—	16,778,212

Total Long-Term Investments	—	719,367,749	—	719,367,749

Short-Term Investments†	$33,546,359	—	—	33,546,359

Total Investments	$33,546,359	$719,367,749	—	$752,914,108

Other Financial Instruments:
Futures Contracts	$117,179	—	—	$117,179
Forward Foreign Currency Contracts	—	$13,965,919	—	13,965,919

Total Other Financial Instruments	$117,179	$13,965,919	—	$14,083,098

Total	$33,663,538	$733,333,668	—	$766,997,206

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$1,657,676	—	$1,657,676

†	See Schedule of Investments for additional detailed categorizations.

10